T. ROWE PRICE HIGH YIELD FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 80.7%
Aerospace & Defense 0.8%
F-Brasile, 7.375%, 8/15/26 (1)	12,390	13,194
Moog, 4.25%, 12/15/27 (1)	4,605	4,686
TransDigm, 6.25%, 3/15/26 (1)	42,275	44,706
		62,586

Airlines 0.3%
American Airlines PTT, Series 2013-1, Class B, 5.625%,
1/15/21 (1)	1,597	1,633
United Airlines Holdings, 4.875%, 1/15/25	15,545	15,685
United Airlines Holdings, 5.00%, 2/1/24	1,245	1,263
Virgin Australia Holdings, 8.125%, 11/15/24 (1)	10,965	9,430
		28,011

Automotive 1.4%
Ford Motor Credit, 5.085%, 1/7/21	13,219	13,549
Ford Motor Credit, 5.75%, 2/1/21	16,982	17,445
IAA, 5.50%, 6/15/27 (1)	6,580	6,967
Panther BF Aggregator 2, 8.50%, 5/15/27 (1)	43,450	44,210
Tesla, 5.30%, 8/15/25 (1)	33,876	33,707
		115,878

Banking 2.6%
Banco do Brasil, VR, 9.00% (2)(3)	22,405	25,059
Banco Santander, VR, 6.75% (EUR) (2)(3)	15,100	18,003
Barclays, VR, 7.875% (GBP) (2)(3)	15,745	21,701
Credit Agricole, VR, 6.50% (EUR) (2)(3)	8,955	10,454
Credit Suisse Group, VR, 7.125% (2)(3)	17,650	18,643
Credit Suisse Group, VR, 7.50% (1)(2)(3)	19,025	21,308
DNB Bank, VR, 6.50% (2)(3)	17,345	18,125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Itau Unibanco Holding, VR, 6.125% (1)(2)(3)	21,225	21,686
Royal Bank of Scotland Group, VR, 8.625% (2)(3)	17,050	18,116
Standard Chartered, VR, 7.50% (1)(2)(3)	11,455	11,999
UBS Group, VR, 7.125% (2)(3)	24,310	25,906
		211,000

Broadcasting 4.5%
Clear Channel Worldwide Holdings, 5.125%, 8/15/27 (1)	17,055	17,098
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	49,125	52,195
Diamond Sports Group, 5.375%, 8/15/26 (1)	11,275	10,373
Diamond Sports Group, 6.625%, 8/15/27 (1)	12,220	9,898
iHeartCommunications, 5.25%, 8/15/27 (1)	6,185	6,417
iHeartCommunications, 6.375%, 5/1/26	5,144	5,517
iHeartCommunications, 8.375%, 5/1/27	74,063	80,358
Lions Gate Capital Holdings, 6.375%, 2/1/24 (1)	16,320	15,912
MDC Partners, 6.50%, 5/1/24 (1)	32,621	29,848
Nexstar Broadcasting, 5.625%, 8/1/24 (1)	15,635	16,084
Nexstar Broadcasting, 5.625%, 7/15/27 (1)	13,745	14,192
Outfront Media Capital, 5.00%, 8/15/27 (1)	11,230	11,567
Scripps Escrow, 5.875%, 7/15/27 (1)	9,355	9,659
Sirius XM Radio, 4.625%, 7/15/24 (1)	14,160	14,585
Sirius XM Radio, 5.00%, 8/1/27 (1)	11,225	11,702
Sirius XM Radio, 5.375%, 7/15/26 (1)	18,620	19,272
Terrier Media Buyer, 8.875%, 12/15/27 (1)	19,730	19,582
Townsquare Media, 6.50%, 4/1/23 (1)	21,700	21,917
		366,176

Building & Real Estate 1.0%
Country Garden Holdings, 8.00%, 1/27/24	13,860	14,960
Howard Hughes, 5.375%, 3/15/25 (1)	29,855	30,527
Shimao Property Holdings, 6.125%, 2/21/24	14,220	14,967

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Taylor Morrison Communities, 5.875%, 4/15/23 (1)	12,800	13,696
Weekley Homes, 6.625%, 8/15/25	10,140	10,495
		84,645

Building Products 1.1%
American Builders & Contractors Supply, 5.875%, 5/15/26 (1)	24,755	25,622
American Woodmark, 4.875%, 3/15/26 (1)	19,570	19,839
New Enterprise Stone & Lime, 6.25%, 3/15/26 (1)	14,845	15,587
PGT Innovations, 6.75%, 8/1/26 (1)	13,960	15,077
Summit Materials, 6.50%, 3/15/27 (1)	11,185	11,940
		88,065

Cable Operators 9.7%
Altice Financing, 5.00%, 1/15/28 (1)	19,280	18,702
Altice Financing, 7.50%, 5/15/26 (1)	34,445	36,210
Altice France, 5.50%, 1/15/28 (1)	16,700	16,700
Altice France, 7.375%, 5/1/26 (1)	28,125	29,461
Altice France, 8.125%, 2/1/27 (1)	13,360	14,529
Altice Luxembourg, 7.625%, 2/15/25 (1)	4,904	5,094
C&W Senior Financing, 6.875%, 9/15/27 (1)	22,605	23,901
CCO Holdings, 5.00%, 2/1/28 (1)	57,825	60,138
CCO Holdings, 5.125%, 5/1/27 (1)	26,545	27,607
CCO Holdings, 5.375%, 6/1/29 (1)	15,830	16,819
CCO Holdings, 5.50%, 5/1/26 (1)	25,325	26,338
CSC Holdings, 5.75%, 1/15/30 (1)	22,260	23,484
CSC Holdings, 6.50%, 2/1/29 (1)	25,610	28,299
CSC Holdings, 6.625%, 10/15/25 (1)	24,365	25,522
CSC Holdings, 7.50%, 4/1/28 (1)	12,640	14,220
CSC Holdings, 7.75%, 7/15/25 (1)	26,951	28,366
CSC Holdings, 10.875%, 10/15/25 (1)	31,042	34,069
DISH DBS, 5.875%, 11/15/24	5,730	5,888

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
DISH DBS, 7.75%, 7/1/26	33,650	36,090
GCI, 6.625%, 6/15/24 (1)	14,260	15,116
GCI, 6.875%, 4/15/25	2,834	2,926
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	5,875	6,169
Netflix, 3.875%, 11/15/29 (EUR) (1)	10,175	11,758
Netflix, 5.375%, 11/15/29 (1)	19,060	20,728
Netflix, 5.875%, 11/15/28	33,095	37,066
Netflix, 6.375%, 5/15/29	53,075	60,771
Radiate Holdco, 6.875%, 2/15/23 (1)	13,910	13,979
Videotron, 5.00%, 7/15/22	6,575	6,821
Videotron, 5.125%, 4/15/27 (1)	7,535	7,874
Virgin Media Secured Finance, 5.50%, 8/15/26 (1)	10,665	10,972
VTR Finance, 6.875%, 1/15/24 (1)	35,664	36,437
Ypso Finance Bis, 6.00%, 2/15/28 (1)	46,605	44,741
Ypso Finance Bis, 10.50%, 5/15/27 (1)	30,097	34,536
Ziggo Bond, 6.00%, 1/15/27 (1)	18,575	19,527
		800,858

Chemicals 2.1%
Compass Minerals International, 6.75%, 12/1/27 (1)	7,405	7,942
Consolidated Energy Finance, 6.50%, 5/15/26 (1)	4,365	4,267
Consolidated Energy Finance, 6.875%, 6/15/25 (1)	12,075	11,803
CVR Partners, 9.25%, 6/15/23 (1)	31,135	32,264
Element Solutions, 5.875%, 12/1/25 (1)	9,320	9,320
Kissner Holdings, 8.375%, 12/1/22 (1)	44,040	45,912
Kraton Polymers, 5.25%, 5/15/26 (EUR) (1)	4,470	4,686
Kraton Polymers, 7.00%, 4/15/25 (1)	14,435	13,713
Neon Holdings, 10.125%, 4/1/26 (1)	14,290	14,183
OCI, 6.625%, 4/15/23 (1)	16,905	17,327
Univar Solutions USA, 5.125%, 12/1/27 (1)	13,340	13,440
		174,857

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Conglomerates 0.5%
General Electric, Series D, VR, 5.00% (2)(3)	40,945	39,717
		39,717

Consumer Products 1.2%
Avon International Operations, 7.875%, 8/15/22 (1)	14,525	14,817
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR) (1)	10,020	11,468
Energizer Holdings, 7.75%, 1/15/27 (1)	4,940	5,360
Mattel, 5.875%, 12/15/27 (1)	8,410	8,788
Prestige Brands, 6.375%, 3/1/24 (1)	20,550	21,192
Tempur Sealy International, 5.50%, 6/15/26	15,315	15,928
Tempur Sealy International, 5.625%, 10/15/23	16,515	16,845
		94,398

Container 1.5%
Ardagh Packaging Finance, 5.25%, 8/15/27 (1)	22,675	23,043
Ardagh Packaging Finance, 6.00%, 2/15/25 (1)	12,000	12,510
Berry Global, 5.625%, 7/15/27 (1)	3,825	3,983
Crown Cork & Seal, 7.375%, 12/15/26	1,220	1,434
Kleopatra Holdings 1, 9.25%, (PIK) 6/30/23 (EUR) (1)(4)	1,730	859
Kleopatra Holdings 1, 9.25%, (PIK) 6/30/23 (EUR) (4)	2,800	1,391
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1)	16,810	16,285
Pactiv, 7.95%, 12/15/25	9,725	11,087
Reynolds Group Issuer, 7.00%, 7/15/24 (1)	27,955	28,235
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (1)	1,650	1,876
Trivium Packaging Finance, 5.50%, 8/15/26 (1)	7,665	7,952
Trivium Packaging Finance, 8.50%, 8/15/27 (1)	11,245	11,835
		120,490

Energy 9.7%
Antero Resources, 5.125%, 12/1/22	19,155	11,924

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Archrock Partners, 6.25%, 4/1/28 (1)	8,190	7,862
Archrock Partners, 6.875%, 4/1/27 (1)	12,145	12,266
Berry Petroleum, 7.00%, 2/15/26 (1)	18,450	15,959
Bruin E&P Partners, 8.875%, 8/1/23 (1)	3,585	1,793
Callon Petroleum, 6.25%, 4/15/23	25,095	21,143
Callon Petroleum, 8.25%, 7/15/25	19,025	16,742
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	16,940	18,507
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	10,375	11,607
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	19,360	21,901
Cheniere Energy Partners, 4.50%, 10/1/29 (1)	20,230	19,320
Cheniere Energy Partners, 5.625%, 10/1/26	6,250	6,281
Chesapeake Energy, 11.50%, 1/1/25 (1)	10,215	5,925
Citgo Holding, 9.25%, 8/1/24 (1)	23,055	23,977
CrownRock, 5.625%, 10/15/25 (1)	30,320	29,107
CSI Compressco, 7.25%, 8/15/22	2,803	2,523
CSI Compressco, 7.50%, 4/1/25 (1)	14,355	14,104
DCP Midstream, Series A, VR, 7.375% (2)(3)	14,470	13,385
DCP Midstream Operating, 6.75%, 9/15/37 (1)	18,980	19,976
DCP Midstream Operating, 8.125%, 8/16/30	9,040	10,893
Endeavor Energy Resources, 5.50%, 1/30/26 (1)	8,970	8,880
Endeavor Energy Resources, 5.75%, 1/30/28 (1)	15,078	14,776
EnLink Midstream Partners, 4.40%, 4/1/24	13,564	12,480
EQT, 6.125%, 2/1/25	19,115	14,527
EQT, 7.00%, 2/1/30	21,010	15,652
Exterran Energy Solutions, 8.125%, 5/1/25	23,155	22,692
Jagged Peak Energy, 5.875%, 5/1/26	33,565	33,062
Kosmos Energy, 7.125%, 4/4/26 (1)	15,260	14,955
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	37,260	37,260
Matador Resources, 5.875%, 9/15/26	40,375	36,035
Nabors Industries, 7.25%, 1/15/26 (1)	5,505	5,010
Nabors Industries, 7.50%, 1/15/28 (1)	10,000	9,200
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
NGL Energy Partners, 7.50%, 11/1/23	30,605	28,310
NGL Energy Partners, 7.50%, 4/15/26	30,190	25,662
NuStar Logistics, 6.00%, 6/1/26	12,245	12,735
PDC Energy, 5.75%, 5/15/26	16,095	14,325
Petrobras Global Finance, 7.375%, 1/17/27	24,095	29,471
QEP Resources, 5.25%, 5/1/23	13,200	11,715
QEP Resources, 5.625%, 3/1/26	12,510	10,008
Range Resources, 9.25%, 2/1/26 (1)	14,935	10,081
Seven Generations Energy, 5.375%, 9/30/25 (1)	53,035	48,262
Summit Midstream Holdings, 5.50%, 8/15/22	5,835	4,901
Summit Midstream Holdings, 5.75%, 4/15/25	5,535	3,985
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)	13,530	12,583
Tallgrass Energy Partners, 5.50%, 1/15/28 (1)	7,675	6,831
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	8,560	8,196
Targa Resources Partners, 6.50%, 7/15/27	6,085	6,351
Targa Resources Partners, 6.875%, 1/15/29	9,260	9,989
Transocean Guardian, 5.875%, 1/15/24 (1)	9,260	9,098
USA Compression Partners, 6.875%, 4/1/26	10,940	10,557
USA Compression Partners, 6.875%, 9/1/27	8,110	7,826
Vine Oil & Gas, 8.75%, 4/15/23 (1)	1,845	793
Vine Oil & Gas, 9.75%, 4/15/23 (1)	20,672	8,889
Whiting Petroleum, 5.75%, 3/15/21	17,516	9,984
		800,276

Entertainment & Leisure 1.1%
AMC Entertainment Holdings, 5.75%, 6/15/25	35,575	28,816
AMC Entertainment Holdings, 5.875%, 11/15/26	10,873	8,644
AMC Entertainment Holdings, 6.125%, 5/15/27	4,280	3,381
Cedar Fair, 5.25%, 7/15/29 (1)	5,455	5,441
Cedar Fair, 5.375%, 4/15/27	15,880	16,257
Live Nation Entertainment, 4.75%, 10/15/27 (1)	11,355	11,383

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Motion Bondco, 6.625%, 11/15/27 (1)	3,460	3,538
Silversea Cruise Finance, 7.25%, 2/1/25 (1)	13,215	13,579
		91,039

Financial 5.6%
Acrisure, 7.00%, 11/15/25 (1)	16,200	15,835
Acrisure, 8.125%, 2/15/24 (1)	19,340	20,500
Acrisure, 10.125%, 8/1/26 (1)	9,690	10,465
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	8,100	8,080
AmWINS Group, 7.75%, 7/1/26 (1)	18,825	19,531
Avolon Holdings Funding, 5.125%, 10/1/23 (1)	16,290	17,451
Avolon Holdings Funding, 5.50%, 1/15/23 (1)	20,560	22,128
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP) (1)	9,825	12,972
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP)	4,270	5,638
Cargo Aircraft Management, 4.75%, 2/1/28 (1)	6,175	6,036
CIT Group, 4.125%, 3/9/21	1,385	1,401
CIT Group, 5.25%, 3/7/25	8,055	8,810
CIT Group, 6.125%, 3/9/28	7,295	8,754
CNO Financial Group, 5.25%, 5/30/25	8,561	9,663
DAE Funding, 4.50%, 8/1/22 (1)	11,195	11,363
DAE Funding, 5.00%, 8/1/24 (1)	18,780	19,450
DAE Funding, 5.25%, 11/15/21 (1)	16,305	16,804
GTCR AP Finance, 8.00%, 5/15/27 (1)	14,465	15,351
HUB International, 7.00%, 5/1/26 (1)	18,640	18,850
Icahn Enterprises, 6.25%, 5/15/26	32,805	33,625
Ladder Capital Finance Holdings, 5.875%, 8/1/21 (1)	9,825	9,911
LPL Holdings, 5.75%, 9/15/25 (1)	23,700	24,589
Navient, 5.00%, 3/15/27	13,000	12,707
Navient, 6.125%, 3/25/24	34,245	35,358
Navient, 6.75%, 6/25/25	2,845	3,062
Navient, 6.75%, 6/15/26	4,640	4,918

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Navient, 7.25%, 9/25/23	16,735	18,157
Park Aerospace Holdings, 4.50%, 3/15/23 (1)	8,495	8,941
Park Aerospace Holdings, 5.25%, 8/15/22 (1)	8,015	8,528
Springleaf Finance, 6.125%, 3/15/24	17,135	18,035
Springleaf Finance, 6.625%, 1/15/28	6,110	6,706
Springleaf Finance, 6.875%, 3/15/25	19,700	21,695
Springleaf Finance, 7.125%, 3/15/26	6,180	6,860
		462,174

Food 2.0%
B&G Foods, 5.25%, 4/1/25	31,400	31,165
B&G Foods, 5.25%, 9/15/27	16,155	15,993
Chobani, 7.50%, 4/15/25 (1)	34,140	33,969
Cosan Luxembourg, 7.00%, 1/20/27 (1)	18,465	19,764
Darling Ingredients, 5.25%, 4/15/27 (1)	5,855	6,162
Minerva Luxembourg, 6.50%, 9/20/26 (1)	19,965	20,613
Post Holdings, 5.625%, 1/15/28 (1)	11,795	12,208
Post Holdings, 5.75%, 3/1/27 (1)	9,915	10,324
Sigma Holdco, 7.875%, 5/15/26 (1)	14,765	14,470
		164,668

Gaming 3.6%
Boyd Gaming, 6.00%, 8/15/26	12,335	12,643
Caesars Resort Collection, 5.25%, 10/15/25 (1)	11,731	11,584
Churchill Downs, 5.50%, 4/1/27 (1)	9,920	10,354
Cirsa Finance International, 6.25%, 12/20/23 (EUR) (1)	5,890	6,715
Cirsa Finance International, 7.875%, 12/20/23 (1)	21,875	22,859
Eldorado Resorts, 6.00%, 9/15/26	14,605	15,773
International Game Technology, 6.25%, 1/15/27 (1)	19,208	20,169
Melco Resorts Finance, 5.375%, 12/4/29 (1)	4,755	4,755
MGM China Holdings, 5.375%, 5/15/24 (1)	8,040	8,164

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
MGM China Holdings, 5.875%, 5/15/26 (1)	7,975	8,090
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27	9,230	10,095
MGM Resorts International, 6.00%, 3/15/23	12,670	13,605
Scientific Games International, 7.00%, 5/15/28 (1)	8,420	8,189
Scientific Games International, 7.25%, 11/15/29 (1)	8,360	8,141
Scientific Games International, 8.25%, 3/15/26 (1)	33,980	35,084
Stars Group Holdings, 7.00%, 7/15/26 (1)	28,525	30,664
VICI Properties, 4.125%, 8/15/30 (1)	5,560	5,567
VICI Properties, 4.625%, 12/1/29 (1)	10,320	10,655
Wynn Las Vegas, 5.25%, 5/15/27 (1)	30,045	28,918
Wynn Macau, 5.50%, 10/1/27 (1)	10,015	9,988
Wynn Resorts Finance, 5.125%, 10/1/29 (1)	11,645	11,252
		293,264

Health Care 7.6%
Avantor, 6.00%, 10/1/24 (1)	17,470	18,343
Avantor, 9.00%, 10/1/25 (1)	116,569	126,914
Bausch Health, 7.00%, 3/15/24 (1)	36,380	37,517
Bausch Health, 7.00%, 1/15/28 (1)	755	808
Bausch Health, 7.25%, 5/30/29 (1)	18,395	20,234
Bausch Health, 9.00%, 12/15/25 (1)	35,025	39,009
Bausch Health Americas, 8.50%, 1/31/27 (1)	31,870	34,977
Bausch Health Americas, 9.25%, 4/1/26 (1)	33,555	37,582
Catalent Pharma Solutions, 5.00%, 7/15/27 (1)	3,870	4,030
Centene, 4.25%, 12/15/27 (1)	13,535	13,941
Centene, 4.625%, 12/15/29 (1)	19,660	21,036
Change Healthcare Holdings, 5.75%, 3/1/25 (1)	14,760	14,908
DaVita, 5.00%, 5/1/25	22,225	22,558
DaVita, 5.125%, 7/15/24	21,575	21,845
Envision Healthcare, 8.75%, 10/15/26 (1)	14,405	7,671
HCA, 5.625%, 9/1/28	4,745	5,380

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
HCA, 5.875%, 2/15/26	12,235	13,826
HCA, 5.875%, 2/1/29	9,535	11,037
MPT Operating Partnership, 6.375%, 3/1/24	11,575	11,922
RegionalCare Hospital Partners Holdings, 8.25%, 5/1/23 (1)	4,950	5,185
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	21,620	23,241
RegionalCare Hospital Partners Holdings, 11.50%, 5/1/24 (1)	9,385	10,018
Select Medical, 6.25%, 8/15/26 (1)	10,785	11,500
Tenet Healthcare, 4.875%, 1/1/26 (1)	29,500	30,053
Tenet Healthcare, 6.875%, 11/15/31	8,600	8,901
Tenet Healthcare, 8.125%, 4/1/22	26,500	28,587
Teva Pharmaceutical Finance Netherlands III, 2.80%, 7/21/23	14,990	13,903
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24	6,700	6,801
Teva Pharmaceutical Finance Netherlands III, 7.125%,
1/31/25 (1)	22,070	23,339
		625,066

Information Technology 3.1%
Banff Merger Sub, 9.75%, 9/1/26 (1)	6,755	6,806
EIG Investors, 10.875%, 2/1/24	1,590	1,642
Go Daddy Operating, 5.25%, 12/1/27 (1)	10,320	10,707
Qorvo, 5.50%, 7/15/26	14,190	14,757
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (1)	30,425	32,707
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR) (1)	6,740	8,372
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	55,590	61,427
Solera, 10.50%, 3/1/24 (1)	50,685	53,599
SS&C Technologies, 5.50%, 9/30/27 (1)	19,375	20,392
Uber Technologies, 7.50%, 11/1/23 (1)	8,295	8,627
Uber Technologies, 7.50%, 9/15/27 (1)	35,600	37,113
		256,149

Lodging 0.4%
Marriott Ownership Resorts, 6.50%, 9/15/26	17,710	19,038
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ryman Hospitality Properties, 4.75%, 10/15/27 (1)	14,245	14,441
		33,479

Manufacturing 0.7%
Apex Tool Group, 9.00%, 2/15/23 (1)	25,285	21,998
Colfax, 6.00%, 2/15/24 (1)	5,350	5,537
Colfax, 6.375%, 2/15/26 (1)	3,460	3,719
Sensata Technologies UK Financing, 6.25%, 2/15/26 (1)	18,090	18,927
Welbilt, 9.50%, 2/15/24	4,800	5,040
		55,221

Metals & Mining 4.1%
Alcoa Nederland Holding, 6.125%, 5/15/28 (1)	9,531	9,769
Alcoa Nederland Holding, 6.75%, 9/30/24 (1)	3,455	3,541
Alcoa Nederland Holding, 7.00%, 9/30/26 (1)	3,605	3,812
Aleris International, 10.75%, 7/15/23 (1)	21,935	22,703
Arconic Rolled Products, 6.125%, 2/15/28 (1)	10,280	10,537
Big River Steel, 7.25%, 9/1/25 (1)	12,560	12,686
Constellium, 5.75%, 5/15/24 (1)	17,265	17,546
Constellium, 6.625%, 3/1/25 (1)	49,799	51,044
FMG Resources, 5.125%, 3/15/23 (1)	10,845	11,157
FMG Resources, 5.125%, 5/15/24 (1)	17,680	18,272
Freeport-McMoRan, 5.00%, 9/1/27	7,985	7,905
Freeport-McMoRan, 5.25%, 9/1/29	8,215	8,297
Freeport-McMoRan, 5.40%, 11/14/34	30,229	29,549
Hecla Mining, 7.25%, 2/15/28	25,295	24,852
Hudbay Minerals, 7.25%, 1/15/23 (1)	13,805	13,926
Hudbay Minerals, 7.625%, 1/15/25 (1)	15,040	15,096
Joseph T. Ryerson & Son, 11.00%, 5/15/22 (1)	19,597	20,283
New Gold, 6.375%, 5/15/25 (1)	15,615	15,225
Novelis, 4.75%, 1/30/30 (1)	19,365	19,026

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Steel Dynamics, 5.00%, 12/15/26	7,491	7,941
Steel Dynamics, 5.50%, 10/1/24	3,850	3,961
Zekelman Industries, 9.875%, 6/15/23 (1)	11,351	11,890
		339,018

Other Telecommunications 1.1%
Front Range BidCo, 4.00%, 3/1/27 (1)	7,585	7,376
Front Range BidCo, 6.125%, 3/1/28 (1)	10,415	10,272
Level 3 Financing, 4.625%, 9/15/27 (1)	16,770	17,064
Level 3 Financing, 5.25%, 3/15/26	6,875	7,098
Level 3 Financing, 5.375%, 5/1/25	8,450	8,640
Zayo Group, 5.75%, 1/15/27 (1)	19,280	19,666
Zayo Group, 6.375%, 5/15/25	20,040	20,391
		90,507

Restaurants 0.6%
Yum! Brands, 4.75%, 1/15/30 (1)	4,340	4,503
Yum! Brands, 5.35%, 11/1/43	20,805	21,429
Yum! Brands, 6.875%, 11/15/37	19,070	22,502
		48,434

Retail 0.1%
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (5)(6)	9,800	—
William Carter, 5.625%, 3/15/27 (1)	6,200	6,650
		6,650

Satellites 2.3%
Connect Finco, 6.75%, 10/1/26 (1)	21,240	21,691
Gogo Intermediate Holdings, 9.875%, 5/1/24 (1)	11,330	11,387
Hughes Satellite Systems, 6.625%, 8/1/26	36,610	40,271
Intelsat Jackson Holdings, 8.50%, 10/15/24 (1)	20,137	17,620
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	52,441	59,390
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Intelsat Jackson Holdings, 9.75%, 7/15/25 (1)	8,870	7,850
Telesat Canada, 6.50%, 10/15/27 (1)	16,375	17,030
ViaSat, 5.625%, 4/15/27 (1)	10,350	10,479
		185,718

Services 4.1%
Allied Universal Holdco, 9.75%, 7/15/27 (1)	15,725	16,767
Ascend Learning, 6.875%, 8/1/25 (1)	16,485	17,021
Avis Budget Car Rental, 6.375%, 4/1/24 (1)	22,000	22,495
CDW, 4.25%, 4/1/28	15,340	15,513
eG Global Finance, 6.75%, 2/7/25 (1)	15,515	15,302
eG Global Finance, 8.50%, 10/30/25 (1)	9,295	9,690
Fair Isaac, 5.25%, 5/15/26 (1)	17,150	18,994
GFL Environmental, 7.00%, 6/1/26 (1)	13,005	13,671
GFL Environmental, 8.50%, 5/1/27 (1)	18,125	19,643
H&E Equipment Services, 5.625%, 9/1/25	30,475	31,580
HD Supply, 5.375%, 10/15/26 (1)	17,135	17,927
Hertz, 5.50%, 10/15/24 (1)	12,545	12,012
Hertz, 7.125%, 8/1/26 (1)	8,105	7,983
Laureate Education, 8.25%, 5/1/25 (1)	33,975	36,013
MSCI, 3.625%, 9/1/30 (1)	3,400	3,408
MSCI, 4.00%, 11/15/29 (1)	12,255	12,715
Performance Food Group, 5.50%, 10/15/27 (1)	13,610	14,325
Presidio Holdings, 4.875%, 2/1/27 (1)	3,260	3,260
Presidio Holdings, 8.25%, 2/1/28 (1)	3,715	3,831
Prime Security Services Borrower, 5.25%, 4/15/24 (1)	15,595	16,180
Prime Security Services Borrower, 5.75%, 4/15/26 (1)	7,160	7,437
Prime Security Services Borrower, 6.25%, 1/15/28 (1)	12,935	12,466
United Rentals North America, 6.50%, 12/15/26	11,350	12,102
		340,335

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Supermarkets 1.6%
Iceland Bondco, 4.625%, 3/15/25 (GBP)	14,800	14,714
New Albertsons, 3.50%, 2/15/23 (1)	10,545	10,558
New Albertsons, 4.875%, 2/15/30 (1)	13,740	13,706
New Albertsons, 5.875%, 2/15/28 (1)	14,135	14,718
New Albertsons, 6.625%, 6/15/24	30,130	30,883
New Albertsons, 7.45%, 8/1/29	10,560	11,180
New Albertsons, 7.50%, 3/15/26 (1)	21,930	24,233
New Albertsons, 8.00%, 5/1/31	7,155	7,871
		127,863

Utilities 4.1%
AES, 5.125%, 9/1/27	15,150	15,756
AES, 6.00%, 5/15/26	25,460	26,606
Calpine, 5.125%, 3/15/28 (1)	20,845	19,699
Clearway Energy Operating, 5.75%, 10/15/25	16,113	16,677
NextEra Energy Operating Partners, 4.25%, 7/15/24 (1)	14,330	14,599
NextEra Energy Operating Partners, 4.25%, 9/15/24 (1)	17,020	17,190
NextEra Energy Operating Partners, 4.50%, 9/15/27 (1)	14,445	14,951
NiSource, VR, 5.65% (2)(3)	13,655	14,201
NRG Energy, 5.25%, 6/15/29 (1)	8,220	8,508
NRG Energy, 6.625%, 1/15/27	26,495	27,621
NRG Energy, 7.25%, 5/15/26	61,705	65,484
Pacific Gas & Electric, 4.75%, 2/15/44 (6)(7)	15,000	16,987
Pacific Gas & Electric, 6.05%, 3/1/34 (6)(7)	14,570	16,610
Terraform Global Operating, 6.125%, 3/1/26 (1)	20,209	20,916
Vistra Energy, 8.125%, 1/30/26 (1)	12,730	13,494
Vistra Operations, 5.00%, 7/31/27 (1)	9,750	9,835
Vistra Operations, 5.50%, 9/1/26 (1)	17,485	17,725
		336,859

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wireless Communications 2.2%
MTN Mauritius Investments, 6.50%, 10/13/26	31,380	35,826
SBA Communications, 3.875%, 2/15/27 (1)	9,580	9,736
Sprint, 7.125%, 6/15/24	51,770	58,824
Sprint Capital, 6.875%, 11/15/28	19,390	23,025
Sprint Communications, 11.50%, 11/15/21	10,930	12,542
T-Mobile USA, 6.50%, 1/15/26	35,100	36,943
Ziggo Bond, 5.125%, 2/28/30 (1)	6,430	6,398
		183,294

Total Corporate Bonds (Cost $6,549,962)		6,626,695

BANK LOANS 10.0% (8)
Aerospace & Defense 0.2%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 5.213%,
4/6/26	19,950	19,526
		19,526
Automotive 0.1%
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.103%, 4/30/26	8,020	7,809
Truck Hero, FRN, 3M USD LIBOR + 8.25%, 9.853%, 4/21/25 (5)	4,638	4,407
		12,216
Broadcasting 0.8%
iHeartCommunications, FRN, 1M USD LIBOR + 3.00%,
5/1/26 (9)	14,525	14,235
iHeartCommunications, FRN, 1M USD LIBOR + 6.75%,
4/30/20 (5)(6)(9)(10)	10,315	7,530
Terrier Media Buyer, FRN, 1M USD LIBOR + 4.25%, 6.148%,
12/17/26	16,050	15,916
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
4.353%, 3/15/24	25,990	24,963
		62,644

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Cable Operators 0.4%
Altice France, FRN, 3M USD LIBOR + 4.00%, 5.659%, 8/14/26	16,857	16,478
Radiate Holdco, FRN, 3M USD LIBOR + 3.00%, 4.603%, 2/1/24	16,717	16,352
		32,830
Consumer Products 0.1%
ABG Intermediate Holdings 2, FRN, 3M USD LIBOR + 3.50%,
5.103%, 9/27/24	6,113	5,990
		5,990
Container 0.1%
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 5.084%, 4/3/24	9,618	9,170
		9,170
Energy 1.2%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.853%, 6/24/24	20,888	18,016
Brazos Delaware II, FRN, 3M USD LIBOR + 4.00%, 5.639%,
5/21/25	5,792	4,778
Chesapeake Energy, FRN, 1M USD LIBOR + 8.00%, 9.928%,
6/24/24	21,020	19,041
Felix Energy, FRN, 3M USD LIBOR, + 6.50%, 8.401%,
Acquisition Date: 8/9/17-3/1/19, Cost $25,466 (5)(11)	25,788	25,530
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 6.695%,
3/11/26	18,740	18,107
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
6.336%, 10/19/26	12,406	12,189
		97,661
Entertainment & Leisure 0.1%
Hoya Midco, FRN, 3M USD LIBOR + 3.50%, 5.103%, 6/30/24	6,565	6,302
		6,302
Food 0.2%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.603%,
10/21/24	13,205	13,271
		13,271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Gaming 0.2%
Scientific Games International, FRN, 3M USD LIBOR + 2.75%,
4.366%, 8/14/24	16,847	16,311
		16,311
Health Care 0.4%
RegionalCare Hospital Partners Holdings, FRN, 3M USD LIBOR
+ 4.50%, 6.299%, 11/16/25	11,502	11,386
Sunshine Luxembourg VII, FRN, 3M EURIBOR + 3.75%, 3.75%,
10/1/26 (EUR)	5,790	6,392
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 4.25%,
6.195%, 10/1/26	16,335	16,029
		33,807
Information Technology 0.7%
Infor U. S. , FRN, 3M USD LIBOR + 2.75%, 4.695%, 2/1/22	14,687	14,573
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 4.853%,
10/1/25	28,015	27,933
Solera, FRN, 3M USD LIBOR + 2.75%, 4.363%, 3/3/23	14,626	14,358
		56,864
Manufacturing 0.2%
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 4.603%,
3/29/25	6,538	6,484
Welbilt, FRN, 3M USD LIBOR + 2.50%, 4.103%, 10/23/25	13,233	12,836
		19,320
Metals & Mining 0.5%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.353%,
2/27/23	41,164	41,049
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 6.945%, 8/23/23	3,053	3,047
		44,096
Retail 0.1%
Party City Holdings, FRN, 3M USD LIBOR + 2.75%, 8/19/22 (9)	7,792	7,090
		7,090
Satellites 0.6%
Intelsat Jackson Holdings, 6.625%, 1/2/24	11,020	11,075

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Iridium Satellite, FRN, 1M USD LIBOR + 3.75%, 5.353%,
11/4/26	34,465	34,422
		45,497
Services 1.9%
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.603%,
7/12/24	12,583	12,488
GFL Environmental, FRN, 3M USD LIBOR + 2.00%, 5.298%,
5/30/25	12,598	12,342
Kronos, FRN, 3M USD LIBOR + 3.00%, 4.763%, 11/1/23	32,514	32,220
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.013%, 11/1/24	40,820	40,909
Travelport Finance Luxembourg, FRN, 3M USD LIBOR + 5.00%,
6.945%, 5/29/26	13,367	10,142
Ultimate Software Group, FRN, 3M USD LIBOR + 3.75%,
5.353%, 5/4/26	36,658	36,495
WW International, FRN, 3M USD LIBOR + 4.75%, 6.72%,
11/29/24	10,769	10,733
		155,329
Utilities 0.4%
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
4.603%, 8/1/25	10,242	10,045
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.25%, 3.93%,
12/31/20 (5)	21,160	21,160
		31,205
Wireless Communications 1.8%
Asurion, FRN, 1M USD LIBOR + 3.00%, 4.603%, 8/4/22	23,241	22,999
Asurion, FRN, 1M USD LIBOR + 3.00%, 4.603%, 11/3/23	10,259	10,147
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.103%, 8/4/25	116,560	116,706
		149,852
Total Bank Loans (Cost $834,063)		818,981

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.1%
Wireless Communications 0.1%
VB-S1 Issuer
Series 2016-1A, Class F
6.901%, 6/15/46 (1)	5,445	5,585
Total Asset-Backed Securities (Cost $5,445)		5,585

CONVERTIBLE BONDS 0.0%
Energy 0.0%
Cheniere Energy, 4.25%, 3/15/45	2,678	2,014
Total Convertible Bonds (Cost $2,075)		2,014

COMMON STOCKS 0.5%
Broadcasting 0.0%
iHeartCommunications, Warrants, 5/3/39 (6)	41	684
		684

Cable Operators 0.1%
Liberty Broadband, Class A (6)	65	8,061
		8,061

Gaming 0.0%
New Cotai Participation, Class B (1)(5)(6)	—	—
		—

Media & Advertising 0.1%
Clear Channel Outdoor Holdings (6)	3,313	6,857
		6,857

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Media & Communications 0.1%
iHeartMedia, Class A (6)	868	13,118
		13,118

Metals 0.1%
Alcoa (6)	539	7,481
		7,481

Metals & Mining 0.1%
Constellium (6)	624	7,743
		7,743

Wireless Communications 0.0%
T-Mobile USA, CVR, 4.75%, 2/1/28 (5)(6)	17,820	52
T-Mobile USA, CVR, 6.50%, 1/15/26 (5)(6)	22,270	288
		340

Total Common Stocks (Cost $52,689)		44,284

CONVERTIBLE PREFERRED STOCKS 2.7%
Consumer Products 0.0%
Elanco Animal Health, 5.00%, 2/1/23	27	1,363
		1,363

Energy 1.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17-
11/27/19, Cost 107,825 (2)(11)	98	106,172
		106,172

Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (5)	47	—
		—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

	Par/Shares	$ Value
(Amounts in 000s)
Healthcare 0.4%
Avantor, Series A, 6.25%, 5/15/22	544	30,400
		30,400

Manufacturing 0.2%
Danaher, Series A, 4.75%, 4/15/22	18	19,322
		19,322

Utilities 0.8%
American Electric Power, 6.125%, 3/15/22	291	15,255
NextEra Energy, 4.872%, 9/1/22	88	4,546
NextEra Energy, 5.279%, 3/1/23	520	23,757
Sempra Energy, Series A, 6.00%, 1/15/21	197	22,222
		65,780

Total Convertible Preferred Stocks (Cost $219,070)		223,037

BOND MUTUAL FUNDS 0.3%
T. Rowe Price Institutional Floating Rate Fund, 4.33% (12)(13)	2,667	25,869
Total Bond Mutual Funds (Cost $26,682)		25,869

SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 1.59% (12)(14)	369,541	369,541
Total Money Market Funds		369,541
U. S. TREASURY OBLIGATIONS 0.1%
U. S. Treasury Bills, 1.52%, 6/4/20 (15)	7,500	7,476
Total U. S. Treasury Obligations		7,476
Total Short-Term Investments (Cost $377,011)		377,017

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

$ Value
(Amounts in 000s)

Total Investments in Securities 98.9%
(Cost $8,066,997)	$8,123,482
Other Assets Less Liabilities 1.1%	92,714
Net Assets 100.0%	$8,216,196

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,380,118 and represents 53.3% of net assets.
(2)	Perpetual security with no stated maturity date.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)	Non-income producing
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $131,702 and represents 1.6% of net assets.
(12)	Affiliated Companies
(13)	SEC 30-day yield
(14)	Seven-day yield
(15)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
PTT	Pass-Through Trust
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

(Amounts In 000s)
SWAPS (0.0)%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Bought (0.0)%

Barclays Bank, Protection Bought (Relevant
Credit: Realogy Group, 4.88%, 6/1/23), Pay
5.00% Quarterly, Receive upon credit default,
6/20/24	9,000	(513)	1,200	(1,713)
Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/23	9,732	25	344	(319)
Total Bilateral Credit Default Swaps, Protection Bought			1,544	(2,032)

Total Bilateral Swaps			1,544	(2,032)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

(AMOUNTS IN 000S)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
State Street	4/30/20	USD	58,754	GBP	45,024	933
State Street	5/22/20	USD	82,041	EUR	75,192	(1,378)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(445)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
T. Rowe Price Institutional
Floating Rate Fund		$—			$(373)	$948
T. Rowe Price Government
Reserve Fund		—			—	5,081
Totals	$	—#			$(373)	$6,029+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	5/31/19	Cost			Cost	2/29/20
T. Rowe Price Institutional
Floating Rate Fund	$25,298		$944	$	— $	25,869
T. Rowe Price Government
Reserve Fund	205,152		¤		¤	369,541
						$395,410^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,029 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $396,223.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$	— $	6,626,695$	— $	6,626,695
Bank Loans		—	760,354	58,627	818,981
Fixed Income Securities[1]		—	7,599	—	7,599
Common Stocks		43,260	684	340	44,284
Convertible Preferred Stocks		—	223,037	—	223,037
Bond Mutual Funds		25,869	—	—	25,869
Short-Term Investments		369,541	7,476	—	377,017
Total Securities		438,670	7,625,845	58,967	8,123,482
Swaps		—	25	—	25
Forward Currency Exchange
Contracts		—	933	—	933
Total		$438,670$	7,626,803$	58,967$	8,124,440
Liabilities
Swaps	$	— $	513$	— $	513
Forward Currency Exchange
Contracts		—	1,378	—	1,378
Total	$	— $	1,891$	— $	1,891

[1] Includes Asset-Backed Securities, Convertible Bonds.

T. ROWE PRICE HIGH YIELD FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $(101,000) for the period ended February 29, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

($000 s)		Gain
	Beginning	(Loss)	Transfers		Ending
	Balance	During	Total	Into	Balance
	6/1/19	Period	Sales	Level 3	2/29/20
Investment in
Securities
Bank Loans	$25,530	$(379)	$(5,584)	$39,060	$58,627
Common
Stocks	340	–	–	–	340
Corporate
Bonds	–	28	(28)	–	–
Convertible
Preferred
Stocks	–	–	–	–	–

Total	$25,870	$(351) $	(5,612) $	39,060	$58,967